Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS ACTIVE EXCHANGE TRADED FUNDS TRUST
Entity Central Index Key	0002018846
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000251000 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Core Plus Bond ETF
Class Name	MFS® Active Core Plus Bond ETF
Trading Symbol	MFSB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Active Core Plus Bond ETF for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active Core Plus Bond ETF	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, shares of the MFS Active Core Plus Bond ETF (fund) provided a total return of 6.81%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    From a quality perspective, the fund's exposure to BB-rated bonds, for which the benchmark has no exposure, benefited relative returns. Security selection within BBB-rated bonds also helped the fund's relative performance.
    The fund's underweight exposure to the treasury sector, coupled with its exposure to collateralized mortgage obligations (CMOs), for which the benchmark has no exposure, further contributed to relative results.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    An underweight allocation to the mortgage backed security (MBS) agency fixed rate sector weakened the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Fund Name	1-yr	Life*
MFS Active Core Plus Bond ETF	6.81%	6.19%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	5.76%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/etfs for more recent performance information.
Net Assets	$ 232,677,145
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 341,881
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	232,677,145	Average Effective Maturity (yrs):	9.0
Total Number of Holdings:	358	Average Effective Duration (yrs):	5.8
Total Management Fee ($):	341,881
Portfolio Turnover Rate (%):	49
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Composition including fixed income credit
quality
AAA	10.9%
AA	4.6%
A	13.8%
BBB	26.4%
BB	7.1%
B	3.7%
CCC	0.4%
U.S. Government	22.0%
Federal Agencies	7.9%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000251001 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Growth ETF
Class Name	MFS® Active Growth ETF
Trading Symbol	MFSG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Active Growth ETF for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active Growth ETF	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, shares of the MFS Active Growth ETF (fund) provided a total return of 10.25%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 14.78%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The combination of stock selection and, to a lesser extent, an overweight position in the industrials sector benefited the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the health care sector, and the combination of stock selection and an overweight position in the financials sector, held back relative returns.
    Stock selection within the communication services sector also weighed on the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Fund Name	1-yr	Life*
MFS Active Growth ETF	10.25%	5.32%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	10.99%
Russell 1000® Growth Index ∆	14.78%	8.51%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/etfs for more recent performance information.
Net Assets	$ 192,452,300
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 627,807
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	192,452,300	Total Management Fee ($):	627,807
Total Number of Holdings:	55	Portfolio Turnover Rate (%):	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	49.6%
Communication Services	12.3%
Industrials	10.3%
Consumer Discretionary	9.6%
Financials	7.8%
Health Care	7.0%
Consumer Staples	2.1%
Materials	0.7%
Utilities	0.3%
Top ten holdings
NVIDIA Corp.	13.6%
Microsoft Corp.	9.4%
Apple, Inc.	9.0%
Alphabet, Inc., "A"	7.9%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc., "A"	3.1%
Visa, Inc., "A"	3.1%
GE Vernova, Inc.	3.0%
Broadcom, Inc.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	13.6%
Microsoft Corp.	9.4%
Apple, Inc.	9.0%
Alphabet, Inc., "A"	7.9%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc., "A"	3.1%
Visa, Inc., "A"	3.1%
GE Vernova, Inc.	3.0%
Broadcom, Inc.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.5%

C000251002 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Intermediate Muni Bond ETF
Class Name	MFS® Active Intermediate Muni Bond ETF
Trading Symbol	MFSM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Active Intermediate Muni Bond ETF for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active Intermediate Muni Bond ETF	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, shares of the MFS Active Intermediate Muni Bond ETF (fund) provided a total return of 5.76%, at net asset value. This compares with a return of 4.96% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 5.61%.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  The municipal market produced positive returns over the trailing year, having rebounded strongly following volatility early in the period. Following a spike in April 2025, bond yield volatility generally trended lower, and the resumption of Fed rate cuts bolstered the outlook for fixed income assets, including municipals. The investment grade and high yield municipal markets delivered 5.0% and 3.1% returns, respectively, over the period. The fund’s benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 5.6%. Across the curve, bonds with maturities in the seven to 15-year range performed best while short and long maturity bonds lagged. The yield (yield-to-worst) of the benchmark index ended the period at 2.79%, roughly in line with the five-year average of 2.77%.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's longer duration stance helped relative performance as interest rates generally declined over the reporting period.
    From a sector perspective, the fund's overweight allocation and favorable bond selection within the housing sector strengthened relative returns. Security selection within AA-rated bonds further aided relative performance.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    Yield curve positioning, particularly the fund's greater exposure to shifts in the long end (centered around maturities of 20 or more years) of the yield curve, weighed on relative performance.
    Bond selection within A and BBB-rated bonds also detracted from the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Fund Name	1-yr	Life*
MFS Active Intermediate Muni Bond ETF	5.76%	4.97%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	4.96%	3.77%
Bloomberg Municipal 1-15 Year Index ∆	5.61%	4.83%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/etfs for more recent performance information.
Net Assets	$ 78,167,681
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 160,182
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	78,167,681	Average Effective Maturity (yrs):	11.9
Total Number of Holdings:	312	Average Effective Duration (yrs):	6.0
Total Management Fee ($):	160,182
Portfolio Turnover Rate (%):	12
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	95.7%
Money Market Funds	4.3%
Composition including fixed income credit
quality
AAA	3.0%
AA	33.4%
A	27.8%
BBB	16.0%
BB	2.7%
B	0.6%
CCC	0.2%
Not Rated	12.0%
Money Market Funds	4.3%
Industries
Utilities - Other	9.9%
Fixed Income ETFs	9.7%
Airport Revenue	9.5%
Healthcare Revenue - Hospitals	7.3%
Multi-Family Housing Revenue	6.3%
Healthcare Revenue - Long Term Care	6.1%
General Obligations - Schools	5.0%
Universities - Colleges	4.6%
General Obligations - General Purpose	4.1%
Miscellaneous Revenue - Other	3.2%
Other Industries	30.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000251003 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active International ETF
Class Name	MFS® Active International ETF
Trading Symbol	MFSI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Active International ETF for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active International ETF	$67	0.59%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, shares of the MFS Active International ETF (fund) provided a total return of 27.31%, at net asset value. This compares with a return of 39.71% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Favorable stock selection within the utilities sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the information technology, industrials, materials, consumer discretionary, and consumer staples sectors held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Fund Name	1-yr	Life*
MFS Active International ETF	27.31%	23.67%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	39.71%	33.24%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/etfs for more recent performance information.
Net Assets	$ 873,138,188
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 2,630,957
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	873,138,188	Total Management Fee ($):	2,630,957
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.3%
Samsung Electronics Co. Ltd.	3.5%
Tencent Holdings Ltd., ADR	2.5%
Air Liquide S.A.	2.1%
Schneider Electric SE	2.1%
Hitachi Ltd.	2.1%
Rolls-Royce Holdings PLC	2.0%
Mitsubishi Electric Corp.	2.0%
Roche Holding AG	1.9%
Compagnie Financiere Richemont S.A.	1.8%
Issuer country weightings
Japan	14.7%
United Kingdom	12.2%
France	12.2%
Switzerland	8.8%
Taiwan	8.3%
Germany	6.3%
Canada	6.0%
China	5.6%
South Korea	3.5%
Other Countries	22.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.3%
Samsung Electronics Co. Ltd.	3.5%
Tencent Holdings Ltd., ADR	2.5%
Air Liquide S.A.	2.1%
Schneider Electric SE	2.1%
Hitachi Ltd.	2.1%
Rolls-Royce Holdings PLC	2.0%
Mitsubishi Electric Corp.	2.0%
Roche Holding AG	1.9%
Compagnie Financiere Richemont S.A.	1.8%

C000251004 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Value ETF
Class Name	MFS® Active Value ETF
Trading Symbol	MFSV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Active Value ETF for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS Active Value ETF	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, shares of the MFS Active Value ETF (fund) provided a total return of 12.54%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 18.36%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection within the health care sector, and an underweight position in the consumer discretionary sector, strengthened relative performance.
    An underweight position and stock selection in the real estate sector further benefited the fund's relative results.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector held back relative performance.
    Stock selection and an underweight position in the information technology sector also weakened the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Fund Name	1-yr	Life*
MFS Active Value ETF	12.54%	11.73%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	10.99%
Russell 1000® Value Index ∆	18.36%	13.72%
*	For the period from the commencement of the fund's investment operations, December 5, 2024 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Dec. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/etfs for more recent performance information.
Net Assets	$ 285,771,051
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 510,070
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	285,771,051	Total Management Fee ($):	510,070
Total Number of Holdings:	62	Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	25.4%
Industrials	18.3%
Health Care	15.6%
Utilities	10.3%
Information Technology	9.9%
Energy	7.4%
Consumer Staples	4.9%
Consumer Discretionary	3.3%
Real Estate	3.1%
Materials	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.7%
Exxon Mobil Corp.	3.2%
Progressive Corp.	3.2%
Cigna Group	2.9%
KLA Corp.	2.7%
Duke Energy Corp.	2.5%
Chevron Corp.	2.4%
Union Pacific Corp.	2.3%
Travelers Cos., Inc.	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.7%
Exxon Mobil Corp.	3.2%
Progressive Corp.	3.2%
Cigna Group	2.9%
KLA Corp.	2.7%
Duke Energy Corp.	2.5%
Chevron Corp.	2.4%
Union Pacific Corp.	2.3%
Travelers Cos., Inc.	2.3%

C000263368 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Active Mid Cap ETF
Class Name	MFS® Active Mid Cap ETF
Trading Symbol	MMID
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Active Mid Cap ETF for the period of September 24, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Mid Cap ETF	$26	0.59%
# For the period from the commencement of the fund’s investment operations, September 24, 2025 through February 28, 2026. Expenses for a full 12 month annual period would have been higher.

Expenses Paid, Amount	$ 26	[1]
Expense Ratio, Percent	0.59%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the period from September 24, 2025 to February 28, 2026, shares of the MFS Active Mid Cap ETF (fund) provided a total return of 5.00%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Russell Midcap® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell Midcap® Index:
    Stock selection within the consumer discretionary and health care sectors strengthened relative performance.
    The combination of an underweight position and favorable stock selection within the communication services sector also supported relative results.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within the information technology and industrials sectors held back relative performance.
    Stock selection within the real estate and consumer staples sectors also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the fund's investment operations, September 24, 2025 through February 28, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Fund Name	Life*
MFS Active Mid Cap ETF	5.00%
Comparative Benchmark(s)
Russell Midcap® Index ∆	7.30%
*	For the period from the commencement of the fund's investment operations, September 24, 2025 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 24, 2025
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/etfs for more recent performance information.
Net Assets	$ 33,683,995
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 76,730
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	33,683,995	Total Management Fee ($):	76,730
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Industrials	19.1%
Financials	14.9%
Consumer Discretionary	11.4%
Information Technology	10.4%
Health Care	8.5%
Real Estate	8.3%
Utilities	7.1%
Materials	6.7%
Energy	6.3%
Consumer Staples	4.8%
Communication Services	1.5%
Top ten holdings
Ross Stores, Inc.	1.7%
Wabtec Corp.	1.5%
Diamondback Energy, Inc.	1.5%
Cheniere Energy, Inc.	1.4%
Global Payments, Inc.	1.4%
nVent Electric PLC	1.4%
Littlefuse, Inc.	1.4%
Nordson Corp.	1.4%
Element Solutions, Inc.	1.3%
Alliant Energy Corp.	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ross Stores, Inc.	1.7%
Wabtec Corp.	1.5%
Diamondback Energy, Inc.	1.5%
Cheniere Energy, Inc.	1.4%
Global Payments, Inc.	1.4%
nVent Electric PLC	1.4%
Littlefuse, Inc.	1.4%
Nordson Corp.	1.4%
Element Solutions, Inc.	1.3%
Alliant Energy Corp.	1.3%

C000264376 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity ETF
Class Name	MFS® Blended Research® Core Equity ETF
Trading Symbol	BRCE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity ETF for the period of October 22, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Blended Research Core Equity ETF	$9	0.24%
# For the period from the commencement of the fund’s investment operations, October 22, 2025 through February 28, 2026. Expenses for a full 12 month annual period would have been higher.

Expenses Paid, Amount	$ 9	[2]
Expense Ratio, Percent	0.24%	[2]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the period from October 22, 2025 to February 28, 2026, shares of the MFS Blended Research Core Equity ETF (fund) provided a total return of 4.48%, at net asset value. This compares with a return of 2.58% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Favorable stock selection within the information technology, financials, consumer staples, and utilities sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the communication services sector held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the fund's investment operations, October 22, 2025 through February 28, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Fund Name	Life*
MFS Blended Research Core Equity ETF	4.48%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	2.58%
*	For the period from the commencement of the fund's investment operations, October 22, 2025 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Oct. 22, 2025
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/etfs for more recent performance information.
Net Assets	$ 30,507,245
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 23,928
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/26
Net Assets ($):	30,507,245	Total Management Fee ($):	23,928
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	5

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	31.5%
Financials	12.2%
Health Care	10.6%
Communication Services	10.1%
Consumer Discretionary	10.1%
Industrials	8.9%
Consumer Staples	5.9%
Energy	4.0%
Utilities	3.6%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	5.6%
Microsoft Corp.	4.6%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., "A"	3.3%
Alphabet, Inc., "A"	2.5%
Broadcom, Inc.	2.1%
Johnson & Johnson	2.1%
General Electric Co.	2.1%
Lam Research Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	5.6%
Microsoft Corp.	4.6%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., "A"	3.3%
Alphabet, Inc., "A"	2.5%
Broadcom, Inc.	2.1%
Johnson & Johnson	2.1%
General Electric Co.	2.1%
Lam Research Corp.	2.1%

C000264377 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® International Equity ETF
Class Name	MFS® Blended Research® International Equity ETF
Trading Symbol	BRIE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity ETF for the period of October 22, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	etfs.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Blended Research International Equity ETF	$13	0.34%
# For the period from the commencement of the fund’s investment operations, October 22, 2025 through February 28, 2026. Expenses for a full 12 month annual period would have been higher.

Expenses Paid, Amount	$ 13	[3]
Expense Ratio, Percent	0.34%	[3]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the period from October 22, 2025 to February 28, 2026, shares of the MFS Blended Research International Equity ETF (fund) provided a total return of 18.37%, at net asset value. This compares with a return of 15.04% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the financials, industrials, health care, energy, and consumer staples sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Security selection within the communication services, information technology, and real estate sectors was a primary detractor from relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in the fund over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the fund's investment operations, October 22, 2025 through February 28, 2026.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the fund for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Fund Name	Life*
MFS Blended Research International Equity ETF	18.37%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	15.04%
*	For the period from the commencement of the fund's investment operations, October 22, 2025 through February 28, 2026.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Oct. 22, 2025
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/etfs for more recent performance information.
Net Assets	$ 146,101,912
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 77,247
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	146,101,912	Total Management Fee ($):	77,247
Total Number of Holdings:	160	Portfolio Turnover Rate (%):	8
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	22.5%
Information Technology	16.4%
Industrials	14.7%
Consumer Discretionary	8.0%
Health Care	7.8%
Materials	6.6%
Consumer Staples	6.5%
Energy	4.8%
Communication Services	4.6%
Utilities	3.7%
Real Estate	2.0%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8%
ASML Holding N.V.	2.4%
Novartis AG	2.0%
Samsung Electronics Co. Ltd.	1.9%
Rio Tinto PLC	1.9%
Toyota Tsusho Corp.	1.8%
BNP Paribas S.A.	1.7%
Kinross Gold Corp.	1.6%
British American Tobacco PLC	1.6%
Toronto-Dominion Bank	1.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8%
ASML Holding N.V.	2.4%
Novartis AG	2.0%
Samsung Electronics Co. Ltd.	1.9%
Rio Tinto PLC	1.9%
Toyota Tsusho Corp.	1.8%
BNP Paribas S.A.	1.7%
Kinross Gold Corp.	1.6%
British American Tobacco PLC	1.6%
Toronto-Dominion Bank	1.5%

[1]	For the period from the commencement of the fund’s investment operations, September 24, 2025 through February 28, 2026. Expenses for a full 12 month annual period would have been higher.
[2]	For the period from the commencement of the fund’s investment operations, October 22, 2025 through February 28, 2026. Expenses for a full 12 month annual period would have been higher.
[3]	For the period from the commencement of the fund’s investment operations, October 22, 2025 through February 28, 2026. Expenses for a full 12 month annual period would have been higher.